INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.   INTANGIBLE ASSETS, NET

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Customer relationships	10,449	10,449	1,520
Brand name	116,600	116,600	16,958
Software	50,222	56,346	8,195
Domain name	1,329	1,329	193
Others	6,130	6,130	892
	184,730	190,854	27,758
Less: accumulated amortization	(26,174)	(47,044)	(6,842)
	158,556	143,810	20,916

Amortization expense of intangible assets was RMB3,121,  RMB16,342 and RMB24,473 (US$3,559) for the years ended December 31, 2016, 2017 and 2018, respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	USD
2019	20,234	2,943
2020	14,076	2,047
2021	8,699	1,265
2022	6,249	909
2023	6,245	908
	55,503	8,072

No impairment losses were recognized for the years ended December 31, 2016, 2017 and 2018, respectively.